Research and development expenses and advertising expenses	12 Months Ended
Mar. 31, 2016
Research and development expenses and advertising expenses

13. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥102,039 million, ¥96,997 million and ¥83,315 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥67,128 million, ¥69,129 million and ¥61,544 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.